UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 919 Conestoga Road
	   Building 3
         Bryn Mawr, PA  19010

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Bryn Mawr, PA		July 21, 2000
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:   $120,733
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     4876 78725.000SH       SOLE                40025.000         38700.000
Anadarko Petroleum Corp.       COM              032511107      398 8075.000 SH       SOLE                  675.000          7400.000
Avon Products, Inc.            COM              054303102     3790 85175.000SH       SOLE                49225.000         35950.000
Bergen Brunswig Corp.          COM              083739102     1071 194650.000SH      SOLE               128350.000         66300.000
Cardinal Health Inc.           COM              14149y108      638 8625.000 SH       SOLE                 3325.000          5300.000
Chase Manhattan Corp.          COM              16161a108      680 14770.500SH       SOLE                 9973.500          4797.000
Conectiv                       COM              206829103      526 33775.000SH       SOLE                25425.000          8350.000
Convergys Corp.                COM              212485106    11213 216145.000SH      SOLE               128525.000         87620.000
Cooper Tire & Rubber Co.       COM              216831107      221 19825.000SH       SOLE                13125.000          6700.000
Crown America Realty Tr.       COM              228186102      698 129825.000SH      SOLE                37400.000         92425.000
Dollar General Corp.           COM              256669102      387 19870.000SH       SOLE                 9372.000         10498.000
Enron Corp.                    COM              293561106     5981 92730.000SH       SOLE                55170.000         37560.000
Enterprise Products Partners L COM              293792107      422 18775.000SH       SOLE                 3900.000         14875.000
Equity Inns Inc.               COM              294703103      287 46825.000SH       SOLE                13925.000         32900.000
Equity Residential Pptys.      COM              29476L107     1474 32039.000SH       SOLE                17975.000         14064.000
Exxon Mobil Corp.              COM              30231g102      218 2781.000 SH       SOLE                                   2781.000
Federal National Mortgage Assn COM              313586109      313 6000.000 SH       SOLE                 4500.000          1500.000
Fortune Brands Inc.            COM              349631101     2066 89578.000SH       SOLE                51078.000         38500.000
Friede Goldman Halter Inc.     COM              358430106       97 10900.000SH       SOLE                 4400.000          6500.000
GTE Corp.                      COM              362320103      879 14125.000SH       SOLE                10200.000          3925.000
Gartner Group Inc.             COM              366651107     1537 128075.000SH      SOLE                64225.000         63850.000
General Electric Co.           COM              369604103     2469 46593.000SH       SOLE                20550.000         26043.000
Global Crossing                COM              G3921A100     2644 100466.000SH      SOLE                50779.000         49687.000
Harris Corp.                   COM              413875105     2774 84708.000SH       SOLE                48843.000         35865.000
Heller Financial Inc.          COM              423328103     1457 71058.000SH       SOLE                37000.000         34058.000
Hertz Corp.                    COM              428040109     1231 43850.000SH       SOLE                30250.000         13600.000
Household International Inc.   COM              441815107     2312 55635.000SH       SOLE                28275.000         27360.000
Intel Corp.                    COM              458140100      329 2460.000 SH       SOLE                                   2460.000
Johnson & Johnson              COM              478160104     1656 16260.000SH       SOLE                 9925.000          6335.000
Kinder Morgan Energy Partners  COM              494550106     1897 47500.000SH       SOLE                23825.000         23675.000
Luby's Inc.                    COM              549282101      568 71035.000SH       SOLE                34700.000         36335.000
Lucent Technologies, Inc.      COM              549463107     5671 95708.000SH       SOLE                50827.000         44881.000
Mattel, Inc.                   COM              577081102     2449 185675.000SH      SOLE                98175.000         87500.000
Microsoft Corp.                COM              594918104      396 4944.000 SH       SOLE                  850.000          4094.000
Morgan, J.P. & Co., Inc.       COM              616880100      231 2100.000 SH       SOLE                 2100.000
Occidental Pete. Corp.         COM              674599105      303 14400.000SH       SOLE                 2450.000         11950.000
PE Biosystems Group            COM              69332s102    14007 212624.000SH      SOLE               106922.000        105702.000
PE Corp. Celera Genomics Group COM              69332s201     3944 42865.000SH       SOLE                21246.000         21619.000
Peoples Bk Bridgeport, CT      COM              710198102      840 45696.000SH       SOLE                26200.000         19496.000
Pfizer, Inc.                   COM              717081103    16775 349478.000SH      SOLE               191002.000        158476.000
Shire Pharmaceuticals ADR      COM              82481r106     1322 25477.999SH       SOLE                 7321.000         18156.999
Snap-On Inc.                   COM              833034101     1061 39858.000SH       SOLE                24075.000         15783.000
Sovereign Bancorp, Inc.        COM              845905108     1171 166491.000SH      SOLE               116725.000         49766.000
Systems & Computer Tech.       COM              871873105     2145 107228.000SH      SOLE                86328.000         20900.000
USX-Marathon Group             COM              902905827     4790 191125.000SH      SOLE               106800.000         84325.000
Unisys Corp.                   COM              909214108     3142 215750.000SH      SOLE               119350.000         96400.000
United Dominion Realty Tr., In COM              910197102      185 16807.000SH       SOLE                 6961.000          9846.000
UnumProvident Corp.            COM              91529y106      599 29860.000SH       SOLE                27791.000          2069.000
Washington Mutual              COM              939322103     5348 185200.000SH      SOLE               102975.000         82225.000
Watson Pharmaceuticals         COM              942683103     1247 23195.000SH       SOLE                15045.000          8150.000